Shareholder Report, Average Annual Return (Details) 197306_Pacer BlueStar Engineering the Future ETF_TF_TSR Annual {TF}	12 Months Ended	42 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer BlueStar Engineering the Future ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer BlueStar Engineering the Future ETF NAV
Average Annual Return, Percent	34.87%	9.11%
BlueStar Robotics and 3D Printing Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlueStar Robotics and 3D Printing Index
Average Annual Return, Percent	35.47%	9.69%
S&P Global 1200 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	23.01%	15.31%
S&P Global 1200 Industrials Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Industrials Sector Index
Average Annual Return, Percent	22.64%	17.01%